Leases (Details) - Schedule of Maturities of Operating Lease Liabilities $ in Thousands	Jun. 30, 2023 USD ($)
Period:
The remainder of 2023	$ 178
2024	206
2025	140
2026	97
2027	63
2028-2034	467
Total operating lease payments	1,151
Less: imputed interest	242
Present value of lease liabilities	$ 909